Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 11: - RELATED PARTY BALANCES AND TRANSACTIONS

a.	The Company carries out transactions with related parties as detailed below. Certain principal shareholders of the Company are also principal shareholders of affiliates known as the RAD-BYNET Group.

1.	The Company is a party to a reseller agreement with Allot Communications Inc. ("Allot"), a company as to which the Company's controlling shareholder and director is an interested party, giving Allot the right to distribute the Company's products. Effective January 2019, the Company's controlling shareholder and director divested all of his interest in Allot and therefor Allot is no longer a related party.

Revenues derived from this reseller agreement are included in Note 11f below as "revenues". For the six month period ended June 30, 2018, revenues aggregated to $55.

2.	Certain premises occupied by the Company and its U.S. subsidiary are rented from related parties. The aggregate amounts of lease and maintenance expenses for the six month periods ended June 30, 2019 and 2018 were $447 and $475, respectively. Such amounts expensed by the Company are disclosed in Note 11f below as part of "Expenses". The amount presented in "Capital expenditures" in Note 11f below refers to $40 reimbursement of expenses in connection with the renovation of the U.S subsidiary office during the six month period ended June 30, 2018. Following the adoption of ASC 842 commencing January 1, 2019, the Company also recorded operating lease right-of use assets and operating lease liabilities related to such lease and maintenance expenses which are presented in Note 11e below.

3.	Certain entities within the RAD-BYNET Group provide the Company and its U.S. subsidiary with certain products, administrative and IT services. The aggregate amounts of such services received in each of the six month periods ended June 30, 2019 and 2018 were $15. Such amounts expensed by the Company are disclosed in Note 11f below as part of "Expenses". An additional amount of $7 is also included as part of "Capital expenditures" for the period ended June 30, 2019 in Note 11f below.

b.	The executive chairman of the Board (the "Executive Chairman") is, among other things, also the life partner of the Company's former chairman of the Board, a currently serving director and a controlling shareholder of the Company. The Executive Chairman is entitled to a fixed monthly salary. During the six month periods ended June 30, 2019 and 2018, the Company recorded salary expenses with respect to the Executive Chairman in the amount of $53 and $55, respectively.

c.	Since 2015, the Company entered several reseller agreements with Amdocs Software Systems Limited ("Amdocs"), to sell its solution. The Company's controlling shareholder and director served as a director in Amdocs until January 31, 2019. Effective January 2019, Amdocs is no longer considered a related party.

Revenues related to this reseller agreement are included in Note 11f below as "revenues". For the six month period ended June 30, 2018, revenues aggregated to $7,903.

d.	The Company's current Chief Financial Officer is a member of the board and Chairman of the Audit Committee of Matrix IT Ltd., ("Matrix"). Accordingly, as of October 2018, Matrix is considered a related party. The Company has entered into certain limited term engagements with Matrix or its affiliated companies in connection with specific development projects and/or use of software platform. The aggregate amount of services provided by Matrix or its affiliates as a related party, aggregated to $164 during the six month period ended June 30, 2019. Such amount expensed by the Company is disclosed in Note 11f below as part of "Expenses".

e.	Balances with related parties:

	June 30,	December 31,
	2019	2018
	Unaudited
Assets:

Trade receivables	$-	$13,596
Other account receivables and prepaid expenses	$41	$-
Operating lease right-of-use assets	$4,883	$-

Liabilities:

Trade payables	$157	$81
Other liabilities and accrued expenses	$37	$12
Operating lease liabilities - current	$784	$-
Operating lease liabilities – non-current	$4,316	$-

f.	Transactions with related parties:

	Six months ended June 30,
	2019	2018
	Unaudited

Revenues	$-	$7,958

Expenses:
Cost of revenues	$97	$58

Operating expenses:
Research and development, net	$421	$241
Sales and marketing	$72	$131
General and administrative	$89	$115

Capital expenditures	$7	$40